FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 48,933,314	$ 42,161,237	$ 40,564,761
Recurring basis | Mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	24,271,668	23,270,496	21,727,811
Recurring basis | U.S. Government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	3,302,618	3,458,813	4,856,529
Recurring basis | Municipal obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	1,907,033	1,901,242	2,433,572
Nonrecurring basis | Loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	17,597,841	11,380,627	9,429,090
Nonrecurring basis | Other real estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	501,558	306,000	820,000
Nonrecurring basis | Impaired loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 1,352,595	$ 1,844,059	$ 1,297,759
Quoted Prices in Active Markets for Identical Assets Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Quoted Prices in Active Markets for Identical Assets Level 1 | Recurring basis | Mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Quoted Prices in Active Markets for Identical Assets Level 1 | Recurring basis | U.S. Government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Quoted Prices in Active Markets for Identical Assets Level 1 | Recurring basis | Municipal obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Quoted Prices in Active Markets for Identical Assets Level 1 | Nonrecurring basis | Loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Quoted Prices in Active Markets for Identical Assets Level 1 | Nonrecurring basis | Other real estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Quoted Prices in Active Markets for Identical Assets Level 1 | Nonrecurring basis | Impaired loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Other Observable Inputs Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 47,079,160	$ 40,011,178	$ 38,447,002
Significant Other Observable Inputs Level 2 | Recurring basis | Mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	24,271,668	23,270,496	21,727,811
Significant Other Observable Inputs Level 2 | Recurring basis | U.S. Government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	3,302,618	3,458,813	4,856,529
Significant Other Observable Inputs Level 2 | Recurring basis | Municipal obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	1,907,033	1,901,242	2,433,572
Significant Other Observable Inputs Level 2 | Nonrecurring basis | Loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 17,597,841	$ 11,380,627	$ 9,429,090
Significant Other Observable Inputs Level 2 | Nonrecurring basis | Other real estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Other Observable Inputs Level 2 | Nonrecurring basis | Impaired loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Unobservable Inputs Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 1,854,153	$ 2,150,059	$ 2,117,759
Significant Unobservable Inputs Level 3 | Recurring basis | Mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Unobservable Inputs Level 3 | Recurring basis | U.S. Government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Unobservable Inputs Level 3 | Recurring basis | Municipal obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Unobservable Inputs Level 3 | Nonrecurring basis | Loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total
Significant Unobservable Inputs Level 3 | Nonrecurring basis | Other real estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 501,558	$ 306,000	$ 820,000
Significant Unobservable Inputs Level 3 | Nonrecurring basis | Impaired loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Total	$ 1,352,595	$ 1,844,059	$ 1,297,759